Derivatives and Hedging Activities	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedging Activities

Note 12. Derivatives and Hedging Activities

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company’s exposure in currencies other than the U.S. dollar. The Company is primarily exposed to foreign exchange risk with respect to recognized assets and liabilities and forecasted transactions denominated in the New Israeli Shekel (“NIS”), the Euro and the Japanese Yen. The Company manages its foreign currency exposures on a consolidated basis, which allows the Company to net exposures and take advantage of any natural hedging. In addition, the Company uses derivative instruments to reduce the net exposure to foreign exchange. Gains and losses on the hedging instruments offset losses and gains on the hedged items. Financial markets and currency volatility may limit the Company’s ability to hedge these exposures.

The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
		December 31,	December 31,	December 31,	December 31,
	Balance sheet location	2016	2015	2016	2015
		(U.S. $ in thousands)
Assets derivatives -Foreign exchange contracts, not
designated as hedging instruments	Other current assets	$1,440	$866	$39,982	$54,586
Assets derivatives -Foreign exchange contracts,
designated as cash flow hedge	Other current assets	37	23	8,348	2,700
Liability derivatives -Foreign exchange contracts, not	Accrued expenses and
designated as hedging instruments	other current liabilities	(48)	(432)	13,273	35,036
Liability derivatives -Foreign exchange contracts,	Accrued expenses and
designated as cash flow hedge	other current liabilities	(61)	(131)	7,534	13,682
		$1,368	$326	$69,137	$106,004

As of December 31, 2016, the Company had in effect foreign exchange forward contracts, not designated as hedging instruments, for the conversion of $33.3 million, $8.9 million and $11.1 million into Euro, NIS and Japanese Yen, respectively. These derivatives are primarily used to reduce the exposure of foreign currency fluctuations on certain balance sheet items. With respect to such derivatives, gains of $2.1 million and $4.9 million were recognized under financial expense, net for the years ended December 31, 2016 and 2015, respectively. Such gains partially offset the revaluation losses of the balance sheet items, which are also recognized under financial expense, net.

As of December 31, 2016 and 2015, the Company had in effect foreign exchange forward contracts for the conversion of $15.9 million and $16.4 million, respectively, into NIS. These foreign exchange forward contracts were designated as cash flow hedge for accounting purposes. The Company uses short-term cash flow hedge contracts to reduce its exposure to variability in expected future cash flows resulting mainly from payroll costs denominated in New Israeli Shekels. The changes in fair value of those contracts are included in the Company’s accumulated other comprehensive loss. These contracts mature through June, 2017.